DECONSOLIDATION OF GOLAR PARTNERS (Notes)	12 Months Ended
Dec. 31, 2014
Deconsolidation [Abstract]
Deconsolidation of Golar Partners

6.	DECONSOLIDATION OF GOLAR PARTNERS

Under the provisions of the partnership agreement, the general partner irrevocably delegated the authority to the Partnership's board of directors to have the power to oversee and direct the operations of, manage and determine the strategies and policies of Golar Partners. During the period from Golar Partner's IPO in April 2011 until the time of its first AGM on December 13, 2012, Golar retained the sole power to appoint, remove and replace all members of Golar Partner's board of directors. From the first AGM, majority of the board members became electable by the common unitholders and accordingly, from this date we no longer retain the power to control the board of directors. As a result, from December 13, 2012, Golar Partners has been considered as an affiliate entity and not as our controlled subsidiary.
On December 13, 2012, based on the equity method, we recorded an investment in Golar Partners of $362.8 million, which represents the fair value of our subordinated units (in-substance common stock) held on the deconsolidation date. On the same date, we calculated a gain on loss of control of $854.0 million. The gain on loss of control is calculated as follows:

(in thousands of $)	As of deconsolidation date (December 13, 2012)
Fair value of investment in Golar Partners (a)	900,926
Carrying value of the non-controlling interest in Golar Partners	179,285
Subtotal	1,080,211
Less:
Carrying value of Golar Partner's net assets	238,409
Guarantees issued to Golar Partners (c)	23,266
Accumulated other comprehensive loss relating to Golar Partners (d)	8,989
Deferred tax benefit on intra-group transfers of long-term assets (f)	(44,449)
Gain on loss of control of Golar Partners	853,996

(a)    Fair value of investment in Golar Partners
Our residual interest in Golar Partners as of December 13, 2012 comprised of the following:

(in thousands of $)	As of December 13, 2012
Common units (i)	346,950
General Partner units and Incentive Distribution Rights ("IDRs") (ii)	191,177
Subordinated units (iii)	362,799
900,926

(i) Common units (available-for-sale securities)
As of December 13, 2012, we held 11.8 million common units representing 32.6% of the common units in issue, as a class. Our holding in the voting common units of Golar Partners have been accounted for under the guidance for available-for-sale securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights.

(ii) General Partner units and IDRs
Our 2% general partner interest and 100% of the incentive distribution rights (IDRs) in Golar Partners have been accounted for as cost-method investments on the basis that the general partner interests have preferential liquidation and dividend rights during the subordination period.  Our interest in the general partner units have been recorded at their fair value as of December 13, 2012, based on the share price of the publicly traded common units of Golar Partners but adjusted for restrictions over their transferability and reduction in voting rights. The fair value of the IDRs as of December 13, 2012 was determined using a Monte Carlo simulation method. This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the IDRs, such that the price of a unit output by the Monte Carlo simulation equalled the price observed in the market. The method took into account the historical volatility, dividend yield as well as the share price of the units as of the deconsolidation date.

(iii) Subordinated units
As of December 13, 2012, we held 15.9 million units representing 100% of the subordinated units. Our holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with our removal as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units subject to passing certain conditions.

(b)    Accounting for basis difference
The investment in Golar Partners recorded under the equity method included our share of the basis difference between the fair value and the underlying book value of Golar Partners' assets at the deconsolidation date.

(in thousands of $)	Book value	Fair value	Basis difference	Golar's share of the basis difference
	100%	100%	100%	24.8%*

Vessels and equipment and vessels under capital leases (i)	1,192,779	1,687,162	494,383	122,591
Charter agreements (ii)	—	508,631	508,631	126,124
Goodwill (iii)	—	445,100	445,100	110,371
	1,192,779	2,640,893	1,448,114	359,086
*Our share of the basis difference is with reference to our holding in the subordinated units only.
The basis difference has been accounted for as follows:
(i) The basis difference assigned to vessels and equipment is being depreciated over the remaining estimated useful lives of the vessels and is recorded as a component of "Equity in net earnings (losses) of affiliates".
(ii) The basis difference relating to the charter agreements is being amortized over the remaining term of the charters and is recorded as a component of "Equity in net earnings (losses) of affiliates".
(iii) For the assigned goodwill, we will recognize our share of any impairment charge recorded by Golar Partners and consider the effect, if any, of the impairment on the assigned goodwill.
(c)    Guarantees
In accordance with accounting guidance, the guarantees issued in respect of Golar Partners and its subsidiaries were fair valued as of the deconsolidation date of December 13, 2012. As of December 13, 2012, the fair value of the guarantees amounted to a liability of $23.3 million which is recorded in "Other long-term liabilities" and comprises of the following items:

(in thousands of $)	As of December 13, 2012

Debt guarantees	4,548
Golar Grand Option	7,217
Methane Princess tax lease indemnity	11,500
23,265

The debt guarantees we issued to third party banks were in respect of certain secured debt facilities relating to Golar Partners and its subsidiaries. The liability is being amortized over the remaining term of the respective debt facilities with the credit being recognized in "Other financial items".
The Golar Grand Option was issued in connection with the disposal of the Golar Grand to Golar Partners in November 2012. The fair value of the Golar Grand Option was determined by discounting the difference between the guaranteed charter rate per the Option agreement less the estimated market rate at the end of the initial lease term (See note 36).
The Methane Princess tax lease indemnity of $11.5 million was based on the termination sum as of December 13, 2012, less the associated security deposit, but factoring in the timing and likelihood of an early termination (see note 36).

(d)     Golar Partners' accumulated other comprehensive income
The accumulated other comprehensive loss of $9.0 million in relation to Golar Partners was released to the consolidated statement of operations on deconsolidation.
(e)     Deconsolidation-related expenses
Deconsolidation related expenses amounting to $0.4 million were included in administrative expenses in the consolidated statement of operations for the year ended December 31, 2012.
(f)    Deferred tax benefits on intra-group transfers of long-term assets
The deferred tax benefits on intra-group transfers of long-term assets amounting to $44.4 million arose from transactions between controlled entities in respect of vessels owned by Golar Partners: the Golar Freeze, the Golar Spirit and the NR Satu. Upon the deconsolidation of Golar Partners, the unamortized balance of $44.4 million was released and recognized as part of the gain on loss of control.